Description of Business, Basis of Presentation and Significant Accounting Policies - (Finite-Lived Intangible Assets) (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 20.8	$ 25.7
LIONS GATE ENTERTAINMENT CORP. [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	836.8	991.8
Finite-Lived Intangible Asset, Useful Life			10 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	16.9	18.9
Customer relationships | LIONS GATE ENTERTAINMENT CORP. [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	$ 764.9	$ 909.1
Finite-Lived Intangible Asset, Useful Life	14 years	16 years
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Minimum | LIONS GATE ENTERTAINMENT CORP. [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years
Maximum | LIONS GATE ENTERTAINMENT CORP. [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	15 years